UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hunter Global Investors L.P.
Address: 485 Madison Avenue, 22nd Floor
         New York, NY  10022

13F File Number:  028-10344

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tito Citarella
Title:     CFO
Phone:     212-453-8980

Signature, Place, and Date of Signing:

 /s/   Tito Citarella     New York, New York     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $242,464 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201     1193    22172 SH       SOLE                    22172        0        0
APPLE INC                      COM              037833100    32400    85000 SH       SOLE                    85000        0        0
ARES CAP CORP                  COM              04010L103     2922   212200 SH       SOLE                   212200        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109     2695   103890 SH       SOLE                   103890        0        0
BAIDU INC                      SPON ADR REP A   056752108    16678   156000 SH       SOLE                   156000        0        0
BB&T CORP                      COM              054937107     8532   400000 SH       SOLE                   400000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105    18177    60000 SH       SOLE                    60000        0        0
COOPER COS INC                 COM NEW          216648402     5541    70000 SH       SOLE                    70000        0        0
CROCS INC                      COM              227046109    17753   750000 SH       SOLE                   750000        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101    14939   512500 SH       SOLE                   512500        0        0
ICICI BK LTD                   ADR              45104G104    11433   329279 SH       SOLE                   329279        0        0
INTUIT                         COM              461202103    23544   496300 SH       SOLE                   496300        0        0
LAS VEGAS SANDS CORP           COM              517834107     6620   172659 SH       SOLE                   172659        0        0
LULULEMON ATHLETICA INC        COM              550021109    13136   270000 SH       SOLE                   270000        0        0
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     3978   225000 SH       SOLE                   225000        0        0
OIL STS INTL INC               COM              678026105      540    10600 SH       SOLE                    10600        0        0
PLATINUM UNDERWRITER HLDGS L   COM              G7127P100    15814   514271 SH       SOLE                   514271        0        0
TEMPUR PEDIC INTL INC          COM              88023U101    13153   250000 SH       SOLE                   250000        0        0
TRACTOR SUPPLY CO              COM              892356106     8757   140000 SH       SOLE                   140000        0        0
VALIDUS HOLDINGS LTD           COM SHS          G9319H102    24659   989524 SH       SOLE                   989524        0        0